Loan Receivable from Third Parties (Tables)	6 Months Ended
Jun. 30, 2026
Loan Receivable from Third Parties [Abstract]
Schedule of Loan Receivable From Third Parties
	As of June 30, 2026 (Unaudited)	As of December 31, 2025
Loan receivable from third parties, current	18,794,286	16,996,022
Total	$18,794,286	$16,996,022

Schedule of the Following Table Summarizes the Loan Balance

The following table summarizes loan balances as of June 30, 2026:

Borrower	Principal (USD)	Interest Rate	Maturity Date	Status
Hongyu Wang	2,000,000	8%	June 15, 2027	Current
Xinyi International Group., Ltd.	8,496,022	-%	December 16, 2026	Current
Hesheng International Group., Ltd.	8,300,000	-%	December 16, 2026	Current